CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)					1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 11, 2022	Jun. 15, 2022	Jun. 15, 2022	Apr. 05, 2021	Sep. 30, 2021	Apr. 30, 2021	Apr. 30, 2021	May 31, 2020	Oct. 31, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Aug. 09, 2022	May 31, 2022
Short-Term Debt [Line Items]
Principal amount	$ 10,000,000
Warrant exercise price						$ 0.20	$ 0.20							$ 0.20
Convertible notes payable										$ 27,000,000		$ 27,000,000		$ 30,050,000	$ 150,000
Common stock, par value														$ 0.0001			$ 0.0001
Debt instrument maturity date	Aug. 12, 2024	Jun. 01, 2024
Proceeds from loans								$ 1,000,000.0
Number of shares issued							27,000,000.0								38,300,000
Interest expense										3,320,159	$ 3,112,039	9,761,622	$ 9,168,411	$ 12,204,444	$ 47,613
Amortization of financing costs and discounts														9,900,000
Deferred financing fees														18,647
Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest expense														$ 2,400,000	$ 5,507
Advancing Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount		$ 27,000,000.0	$ 27,000,000.0							$ 27,000,000.0		$ 27,000,000.0
Debt conversion shares			818,181,819
Number of warrant to purchase shares		818,181,819	818,181,819							818,181,819		818,181,819
Warrant exercise price		$ 0.033	$ 0.033							$ 0.033		$ 0.033
Annual rate		8.00%	8.00%
Origination fee		$ 270,000	$ 270,000
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount		$ 30,000,000.0	$ 30,000,000.0
Number of warrant to purchase shares		150,000,000	150,000,000
Warrant exercise price		$ 0.22	$ 0.22
Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest expense										$ 552,000	605,934	$ 1,200,000	1,800,000
Amortization of financing costs and discounts										$ 2,500,000	$ 2,300,000	$ 5,600,000	$ 6,700,000
Common Class A [Member]
Short-Term Debt [Line Items]
Common stock, par value										$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued										262,832,833		262,832,833		288,923,969	160,100,769
Security Purchase Agreement [Member] | Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date					Sep. 09, 2024
Decentralized Sharing Systems Inc [Member] | Security Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal amount		$ 27,000,000.0	$ 27,000,000.0
Number of warrant to purchase shares		818,181,819	818,181,819	150,000,000		150,000,000	150,000,000
Convertible notes payable				$ 30,000,000.0		$ 30,000,000.0	$ 30,000,000.0
Common stock, par value		$ 0.033	$ 0.033	$ 0.22		$ 0.22	$ 0.22
Proceeds from loan originations		$ 27,000,000.0		$ 30,000,000.0		$ 30,000,000.0
Origination Fee				$ 3,000,000.0		$ 3,000,000.0
Conversion rate				$ 0.20		$ 0.20	$ 0.20
Annual rate				8.00%		8.00%	8.00%
Debt instrument maturity date				Apr. 05, 2024		Apr. 05, 2024
Conversion price, increase				$ 0.20		$ 0.20
Proceeds from loans				$ 15,000,000.0		$ 15,000,000.0
Net proceeds				12,000,000.0		12,000,000.0
Deferred financing costs				$ 3,000,000.0		$ 3,000,000.0
Loan origination fees													15,000,000
Common stock shares for payment of interest													12,000,000	12,000,000
Deemed dividend													$ 1,080,000	$ 1,080,000
Common stock shares for payment of loan origination fees, shares														15,000,000
Decentralized Sharing Systems Inc [Member] | Security Purchase Agreement [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Number of shares issued													27,000,000
Common Stock, Shares, Issued														27,000,000
HWH International Inc [Member]
Short-Term Debt [Line Items]
Principal amount									$ 50,000							$ 78,636
Debt conversion shares									333,333
Number of warrant to purchase shares									333,333
Warrant exercise price									$ 0.15
HWH International Inc [Member] | Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal amount									$ 50,000							$ 78,636
Debt conversion shares									333,333